REALITY SHARES ETF TRUST

Reality Shares DIVS ETF

Supplement dated April 20, 2020 to the currently effective Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”), and Statement of Additional Information (the “SAI”) for the Reality Shares DIVS ETF (the “Fund”).

This supplement supersedes and replaces the supplement dated April 17, 2020 to the Fund’s Prospectuses and SAI.

Effective April 21, 2020, the number of Fund shares required to form a Creation Unit will change from 25,000 to 5,000. As a result, as of April 21, 2020, any reference in the Prospectuses and SAI to the number of Fund shares required to form a Creation Unit of the Fund is updated accordingly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2020.2